UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22426

Name of Fund:	BlackRock Taxable Municipal Bond Trust (BBN)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Taxable

              Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 04/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) April 30, 2018	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds — 5.0%

Diversified Financial Services — 0.2%
Western Group Housing LP, 6.75%, 03/15/57(a)	$2,487	$3,065,630

Education — 2.0%
George Washington University, Series 2018, 4.13%, 09/15/48	14,972	14,841,830
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48	1,105	1,042,112
Wesleyan University, 4.78%, 07/01/16	11,000	10,911,844

		26,795,786
Health Care Providers & Services — 2.8%
AHS Hospital Corp., 5.02%, 07/01/45	5,084	5,756,876
Kaiser Foundation Hospitals, 4.15%, 05/01/47	15,976	16,122,219
Ochsner Clinic Foundation, 5.90%, 05/15/45	5,000	6,033,678
Orlando Health Obligated Group, 3.78%, 10/01/28	5,412	5,350,048
Providence St Joseph Health Obligated Group, 3.93%, 10/01/48	3,053	2,902,063

		36,164,884

Total Corporate Bonds — 5.0% (Cost — $65,929,960)		66,026,300

Municipal Bonds — 149.0%

Arizona — 2.2%
Salt River Project Agricultural Improvement & Power District, RB, Build America Bonds, Series A, 4.84%, 01/01/41(b)	25,000	28,399,500

California — 32.2%
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge:
Series S-1, 6.92%, 04/01/40	13,700	18,761,328
Series S-1, 7.04%, 04/01/50	1,920	2,840,717
Series S-3, 6.91%, 10/01/50	14,000	20,554,940
City of San Francisco California, Public Utilities Commission Water Revenue, RB, Build America Bonds, Sub-Series E, 6.00%, 11/01/40(b)	21,255	26,301,575
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series B (AGM), 6.60%, 03/01/41(b)	10,000	10,870,100

Security	Par (000)	Value
California (continued)
County of Alameda California Joint Powers Authority, RB, Build America Bonds, Recovery Zone, Series A, 7.05%, 12/01/44(b)	$11,000	$15,831,200
County of Orange California Local Transportation Authority, Refunding RB, Build America Bonds, Series A, 6.91%, 02/15/41	5,000	6,723,800
County of Sonoma California, Refunding RB, Pension Obligation, Series A, 6.00%, 12/01/29	14,345	16,539,785
Los Angeles Community College District California, GO, Build America Bonds, 6.60%, 08/01/42	10,000	14,051,900
Los Angeles Department of Water & Power, RB, Build America Bonds(b):
6.17%, 07/01/40	37,500	40,120,125
7.00%, 07/01/41	17,225	18,721,163
Metropolitan Water District of Southern California, RB, Build America Bonds, Series A, 6.95%, 07/01/40(b)	12,000	12,983,760
Palomar Community College District, GO, Build America Bonds, Series B-1, 7.19%, 08/01/45	7,500	8,167,200
Rancho Water District Financing Authority, RB, Build America Bond, Series A(b):
6.34%, 08/01/20(c)	165	177,525
6.34%, 08/01/40	19,835	21,264,707
Riverside Community College District Foundation, GO, Build America Bonds, Series D-1, 7.02%, 08/01/40	11,000	12,058,420
San Diego County Regional Airport Authority, ARB, Consolidated Rental Car Facility Project, Series B, 5.59%, 07/01/43	4,000	4,407,960
San Diego County Regional Airport Authority, Refunding ARB, Build America Bonds, Sub-Series C, 6.63%, 07/01/40	32,100	34,407,027
San Jose Redevelopment Agency Successor Agency, Refunding, Tax Allocation Bonds, Series A-T, 3.25%, 08/01/29	850	810,263
State of California, GO, Build America Bonds:
Various Purpose, 7.55%, 04/01/39	9,035	13,500,187
7.60%, 11/01/40(b)	15,000	22,764,900
7.63%, 03/01/40(b)	8,950	13,366,915

1

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
State of California Public Works Board, RB, Build America Bonds, Series G-2, 8.36%, 10/01/34	$18,145	$26,735,750
University of California, RB, Build America Bonds(b):
5.95%, 05/15/45	24,000	30,374,400
6.30%, 05/15/50	27,010	31,845,870

		424,181,517
Colorado — 3.3%
City & County of Denver Colorado School District No. 1, COP, Refunding, Denver Colorado Public Schools, Series B, 7.02%, 12/15/37	6,000	8,022,180
Regional Transportation District, COP, Build America Bonds, Series B, 7.67%, 06/01/40(b)	23,000	29,624,460
State of Colorado, COP, Build America Bonds, Building Excellent Schools, Series E, 7.02%, 03/15/31	5,000	5,497,450

		43,144,090
District of Columbia — 3.4%
Metropolitan Washington Airports Authority, ARB, Dulles Toll Road Revenue, Build America Bonds, 7.46%, 10/01/46	9,235	13,434,616
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, ARB, Build America Bonds, Series D, 8.00%, 10/01/47	10,750	14,711,590
Washington Convention & Sports Authority, Refunding RB, Series C, 7.00%, 10/01/20(c)	15,000	16,427,700

		44,573,906
Florida — 4.5%
City of Sunrise Florida Utility System, Refunding RB, Build America Bonds, Series B, 5.91%, 10/01/35(b)	23,000	24,587,920
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, Series B, 5.07%, 04/01/50	12,250	13,469,732
County of Pasco Florida Water & Sewer, RB, Build America Bonds, Series B, 6.76%, 10/01/39	1,500	1,581,195
Sumter Landing Community Development District, RB, Taxable Senior Recreational, Series 2016, 4.17%, 10/01/47	2,575	2,659,177

Security	Par (000)	Value
Florida (continued)
Town of Davie Florida Water & Sewer, RB, Build America Bonds, Series B (AGM), 6.85%, 10/01/40	$2,500	$2,711,075
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36(a)	13,500	13,701,015

		58,710,114
Georgia — 5.3%
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A:
6.64%, 04/01/57	27,074	33,199,492
6.66%, 04/01/57	20,628	25,312,413
7.06%, 04/01/57	9,997	11,797,860

		70,309,765
Hawaii — 2.5%
University of Hawaii, RB, Build America Bonds, Series B-1, 6.03%, 10/01/40(b)	30,500	32,670,990

Illinois — 17.6%
Chicago Transit Authority, RB:
Build America Bonds, Series B, 6.20%, 12/01/40(b)	16,015	19,932,749
Pension Funding, Series A, 6.90%, 12/01/40	4,075	5,327,370
Series B, 6.90%, 12/01/40	4,900	6,405,917
City of Chicago Illinois, GO:
Build America Bonds, Series B, 7.52%, 01/01/40	10,000	10,808,500
Taxable Project, Recovery Zone, Series D, 6.26%, 01/01/40	13,900	13,586,555
City of Chicago Illinois, Refunding ARB, O’Hare International Airport, General 3rd Lien, Build America Bonds, Series B:
6.85%, 01/01/38(b)	30,110	31,994,886
6.40%, 01/01/40	1,500	1,993,470
City of Chicago Illinois Wastewater Transmission, RB, Build America Bonds, Series B, 6.90%, 01/01/40(b)	36,000	45,826,200
City of Chicago Illinois Waterworks Transmission, RB, Build America Bonds, 2nd Lien, Series B, 6.74%, 11/01/40	15,250	19,214,390
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 08/15/34	5,000	5,501,050

2

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
Illinois Municipal Electric Agency, RB, Build America Bonds, Series A, 7.29%, 02/01/35	$15,000	$18,773,700
Northern Illinois Municipal Power Agency, RB, Build America Bonds, Prairie State Project, Series A, 7.82%, 01/01/40	5,000	6,723,850
State of Illinois, GO, Build America Bonds:
6.73%, 04/01/35	6,320	6,552,260
Pension, 7.35%, 07/01/35	35,855	38,781,485

		231,422,382
Indiana — 1.7%
Indiana Finance Authority, RB, Build America Bonds, Series B, 6.60%, 02/01/39	7,900	10,708,687
Indiana Municipal Power Agency, RB, Build America Bonds, Direct Payment, Series A, 5.59%, 01/01/42	10,000	11,741,100

		22,449,787
Kentucky — 1.2%
Westvaco Corp., RB, MeadWestvaco Corp., 7.67%, 01/15/27(a)	13,800	16,071,445

Massachusetts — 0.6%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Build America Bonds, Recovery Zone, Series B, 5.73%, 06/01/40(b)	5,000	6,235,550
Massachusetts HFA, Refunding RB, Series D, 7.02%, 12/01/42	1,595	1,660,172

		7,895,722
Michigan — 1.7%
Michigan State University, RB, Build America Bonds, General, Series A, 6.17%, 02/15/50	5,500	6,524,320
Michigan Tobacco Settlement Finance Authority, RB, Series A, 7.31%, 06/01/34	16,500	16,371,630

		22,895,950
Minnesota — 1.2%
Southern Minnesota Municipal Power Agency, Refunding RB, Build America Bonds, Series A, 5.93%, 01/01/43	8,000	9,571,600

Security	Par (000)	Value
Minnesota (continued)
Western Minnesota Municipal Power Agency, RB, Build America Bonds, Series C, 6.77%, 01/01/46	$5,000	$6,918,150

		16,489,750
Mississippi — 0.5%
Mississippi Development Bank, RB, Build America Bonds, Garvee, Series B, 6.41%, 01/01/40	5,000	6,423,850

Missouri — 1.8%
Missouri Joint Municipal Electric Utility Commission, RB, Build America Bonds, Plum Point Project, Series A, 7.73%, 01/01/39	11,000	15,197,820
University of Missouri, RB, Build America Bonds, Curators of the University, Series A, 5.79%, 11/01/41(b)	7,000	8,792,560

		23,990,380
Nevada — 1.1%
City of North Las Vegas Nevada, GO, Build America Bonds, 6.57%, 06/01/40	1,420	1,459,959
County of Clark Nevada Department of Aviation, ARB, Build America Bonds:
Series B, 6.88%, 07/01/42(b)	10,000	10,529,300
Series C, 6.82%, 07/01/45	2,000	2,881,100

		14,870,359
New Jersey — 13.3%
County of Camden New Jersey Improvement Authority, LRB, Build America Bonds, Cooper Medical School of Rowan University Project, Series A, 7.75%, 07/01/34	5,000	5,371,450
New Jersey EDA, RB:
Build America Bonds, Series CC-1, 6.43%, 12/15/35	6,385	6,587,404
Series A (NPFGC), 7.43%, 02/15/29(b)	20,974	25,325,895
New Jersey State Housing & Mortgage Finance Agency, RB, M/F Housing, Series C (AGM), 6.65%, 11/01/44	14,360	14,712,969
New Jersey State Turnpike Authority, RB, Build America Bonds:
Series A, 7.10%, 01/01/41(b)	34,000	48,324,200
Series F, 7.41%, 01/01/40	6,790	9,988,973
New Jersey Transportation Trust Fund Authority, RB, Build America Bonds:
Series B, 6.88%, 12/15/39	12,525	12,931,687
Series C, 5.75%, 12/15/28	4,500	4,930,650

3

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Build America Bonds (continued):
Series C, 6.10%, 12/15/28(b)	$45,900	$47,638,233

		175,811,461
New York — 16.9%
City of New York New York, GO, Build America Bonds, Sub-Series C-1, 5.82%, 10/01/31	15,000	15,968,550
City of New York New York Municipal Water Finance Authority, RB, Build America Bonds, 2nd General Resolution, Series DD, 6.45%, 06/15/41	6,300	6,725,250
City of New York New York Municipal Water Finance Authority, Refunding RB, Build America Bonds, 2nd General Resolution:
Series AA, 5.79%, 06/15/41(b)	25,000	26,361,250
Series CC, 6.28%, 06/15/42(b)	20,000	21,560,200
Series EE, 6.49%, 06/15/42	2,000	2,137,820
Series GG, 6.12%, 06/15/42	2,445	2,592,629
City of New York New York Transitional Finance Authority, RB, Build America Bonds, Future Tax Secured(b):
Sub-Series B-1, 5.57%, 11/01/38	19,000	22,827,740
Sub-Series C-2, 6.27%, 08/01/39	14,795	15,332,946
County of Nassau New York Tobacco Settlement Corp., Refunding RB, Series A1, 6.83%, 06/01/21	9,231	9,156,252
Metropolitan Transportation Authority, RB, Build America Bonds:
6.67%, 11/15/39	4,620	6,139,611
Series C, 7.34%, 11/15/39(b)	13,245	19,546,441
Series C-1, 6.69%, 11/15/40	13,000	17,286,620
Series E, 6.81%, 11/15/40	6,000	8,063,340
Port Authority of New York & New Jersey, ARB:
192nd Series, 4.81%, 10/15/65	14,825	16,812,588
Consolidated, 160th Series, 5.65%, 11/01/40	2,750	3,387,120
Consolidated, 168th Series, 4.93%, 10/01/51	3,860	4,482,695
State of New York Dormitory Authority, RB, Build America Bonds, General Purpose, Series H, 5.39%, 03/15/40(b)	15,000	17,689,350

Security	Par (000)	Value
New York (continued)
State of New York Dormitory Authority, Refunding RB, Touro College & University, Series B, 5.75%, 01/01/29	$6,010	$6,197,512

		222,267,914
Ohio — 7.5%
American Municipal Power, Inc., RB, Build America Bonds, Combined Hydroelectric Projects, Series B, 7.83%, 02/15/41	10,000	15,073,300
American Municipal Power, Inc., Refunding RB, Build America Bonds, Series B, 6.45%, 02/15/44	10,000	13,191,400
County of Franklin Ohio Convention Facilities Authority, RB, Build America Bonds, 6.64%, 12/01/42(b)	30,575	41,567,018
County of Hamilton Ohio Sewer System Revenue, RB, Build America Bonds, Series B, 6.50%, 12/01/34	7,000	7,417,410
Mariemont City School District, GO, Refunding, Build America Bonds, Series B, 6.55%, 12/01/47(b)	10,055	10,736,528
Ohio University, RB, General Receipts, Athens, 5.59%, 12/01/14(b)	10,100	11,422,696

		99,408,352
Oklahoma — 0.9%
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series C, 5.45%, 08/15/28	6,814	7,143,048
Oklahoma Municipal Power Authority, RB, Build America Bonds, 6.44%, 01/01/45	3,500	4,318,055

		11,461,103
Pennsylvania — 3.2%
Commonwealth Financing Authority, RB, Series A:
Plancon Program, 3.86%, 06/01/38	6,350	6,203,887
4.14%, 06/01/38	6,200	6,280,600
Pennsylvania Economic Development Financing Authority, RB, Build America Bonds, Series B, 6.53%, 06/15/39	23,050	29,187,984

		41,672,471
South Carolina — 1.8%
South Carolina Public Service Authority, RB, Series F (AGM):
Build America Bonds, 6.45%, 01/01/50	11,290	15,268,935
Santee Cooper, 5.74%, 01/01/30	5,000	5,652,650

4

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
South Carolina (continued)
State of South Carolina Public Service Authority, RB, Build America Bonds, Series C, 6.45%, 01/01/50	$2,025	$2,677,111

		23,598,696
Tennessee — 4.1%
County of Memphis-Shelby Tennessee Industrial Development Board, Refunding, Tax Allocation Bonds:
Graceland Project, Series B, 5.45%, 07/01/45	800	829,176
Subordinate Tax Increment, Series C, 7.00%, 07/01/45	5,800	5,997,548
Metropolitan Government of Nashville & Davidson County Convention Center Authority, RB, Build America Bonds, Series A2, 7.43%, 07/01/43	35,105	46,957,150

		53,783,874
Texas — 9.7%
City of Austin Texas, RB, Travis, Williams and Hays Counties, Rental Car Specialty Facilities, 5.75%, 11/15/42	10,000	10,706,900
City of San Antonio Texas Customer Facility Charge Revenue, RB, 5.87%, 07/01/45	7,500	7,824,900
City of San Antonio Texas Public Service Board, RB, Build America Bonds, Electric & Gas Revenue, Series A, 6.17%, 02/01/41	19,000	20,049,750
City of San Antonio Texas Public Service Board, Refunding RB, Build America Bonds, Electric & Gas Revenue, Series B, 6.31%, 02/01/37(b)	35,000	37,040,850
County of Bexar Texas Hospital District, GO, Build America Bonds, 5.41%, 02/15/40(b)	18,000	18,641,160
Cypress-Fairbanks ISD, GO, Build America Bonds, Schoolhouse, Series B, 6.63%, 02/15/38(b)	14,000	14,411,040
Dallas Area Rapid Transit, RB, Build America Bonds, Senior Lien, Series B, 5.02%, 12/01/48	2,500	2,903,550
Katy Texas ISD, GO, Build America Bonds, School Building, Series D, 6.35%, 02/15/41(b)	5,000	5,337,550

Security	Par (000)	Value
Texas (continued)
North Texas Municipal Water District, RB, Build America Bonds, Series A, 6.01%, 09/01/40	$10,000	$10,671,100

		127,586,800
Utah — 3.4%
County of Utah Utah, RB, Build America Bonds, County Excise Tax Revenue, Recovery Zone, Series C, 7.13%, 12/01/39	11,800	12,533,842
Utah Transit Authority, RB, Build America Bonds, Subordinated, 5.71%, 06/15/40	26,405	32,419,531

		44,953,373
Virginia — 2.5%
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	35,165	33,584,333

Washington — 1.9%
Port of Seattle Washington, RB, Series B1, 7.00%, 05/01/19(c)	5,000	5,212,400
Washington State Convention Center Public Facilities District, RB, Build America Bonds, Series B, 6.79%, 07/01/40	16,100	20,529,915

		25,742,315
West Virginia — 3.0%
West Virginia Tobacco Settlement Finance Authority, RB, Series A, 7.47%, 06/01/47	40,275	39,619,323

Total Municipal Bonds — 149.0% (Cost — $1,706,890,368)		1,963,989,522

Total Long-Term Investments — 154.0% (Cost — $1,772,820,328)		2,030,015,822

	Shares
Short-Term Securities — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.56%(d)(e)	2,175,151	2,175,151

Total Short-Term Securities — 0.2% (Cost — $2,175,151)		2,175,151

Total Investments — 154.2% (Cost — $1,774,995,479)		2,032,190,973
Liabilities in Excess of Other Assets — (54.2)%		(714,241,149)

Net Assets — 100.0%		$1,317,949,824

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

5

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Taxable Municipal Bond Trust (BBN)

(b)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Annualized 7-day yield as of period end.
(e)	During the period ended April 30, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 07/3/17	Net Activity	Shares Held at 04/30/18	Value at 04/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	27,137,361	(24,962,210)	2,175,151	$2,175,151	$109,302	$88	$—

(a)	Includes net capital gain distributions, if applicable.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Capital, Inc.	2.15%	12/15/16	Open	$28,710,788	$29,259,084	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	2.15	12/15/16	Open	14,190,000	14,460,990	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	2.15	12/15/16	Open	8,583,750	8,747,676	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	2.15	12/15/16	Open	9,765,919	9,960,206	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	2.15	12/15/16	Open	5,156,250	5,254,720	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	2.15	12/15/16	Open	9,950,000	10,140,017	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	2.15	12/15/16	Open	27,937,500	28,482,165	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	2.15	12/15/16	Open	23,488,750	23,937,320	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	2.15	12/15/16	Open	16,231,250	16,541,222	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA), Inc.	2.10	12/16/16	Open	24,797,500	25,322,415	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA), Inc.	2.10	12/16/16	Open	27,485,000	28,066,804	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA), Inc.	2.10	12/16/16	Open	21,135,600	21,583,000	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA), Inc.	2.10	12/16/16	Open	30,139,700	30,720,559	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA), Inc.	2.10	12/16/16	Open	21,196,400	21,645,087	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA), Inc.	2.10	12/16/16	Open	10,503,000	10,705,416	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA), Inc.	2.10	12/16/16	Open	20,694,000	21,132,052	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA), Inc.	2.10	12/20/16	Open	45,131,600	46,022,009	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA), Inc.	2.10	02/09/17	Open	16,639,500	16,964,779	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA), Inc.	2.15	06/09/17	Open	10,482,000	10,648,445	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	2.15	08/28/17	Open	20,504,431	20,734,337	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	2.15	08/28/17	Open	170,569	172,481	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA), Inc.	2.15	08/29/17	Open	18,004,500	18,226,180	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA), Inc.	2.15	08/29/17	Open	6,088,000	6,162,958	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA), Inc.	2.16	09/28/17	Open	14,057,400	14,211,992	Municipal Bonds	Open/Demand
Mitsubishi Ufj Securities (usa) Inc.	2.15	11/01/17	Open	14,954,786	15,095,049	Municipal Bonds	Open/Demand
Mitsubishi Ufj Securities (usa) Inc.	2.15	11/14/17	Open	10,287,000	10,377,354	Municipal Bonds	Open/Demand

6

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Taxable Municipal Bond Trust (BBN)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Deutsche Bank Securities, Inc.	2.05%	11/27/17	Open	$39,690,000	$40,004,709	Municipal Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.05	12/04/17	Open	18,949,851	19,093,475	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	2.30	01/02/18	Open	12,798,500	12,887,432	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	2.30	01/02/18	Open	12,030,000	12,113,592	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	2.30	01/02/18	Open	28,380,000	28,577,202	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	2.30	01/02/18	Open	11,970,000	12,053,175	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	2.30	01/02/18	Open	30,160,000	30,369,570	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	2.30	01/02/18	Open	34,737,500	34,978,877	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	2.30	01/02/18	Open	36,937,500	37,194,164	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	2.30	01/02/18	Open	24,815,212	24,987,644	Municipal Bonds	Open/Demand
Mitsubishi Ufj Securities (usa) Inc.	2.15	04/04/18	Open	11,257,204	11,275,357	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	2.30	04/05/18	Open	21,075,000	21,110,008	Municipal Bonds	Open/Demand

				$739,085,960	$749,219,522

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	503	06/20/18	$60,171	$281,207
Long U.S. Treasury Bond	1,246	06/20/18	179,229	711,497
5-Year U.S. Treasury Note	270	06/29/18	30,647	151,797

				$1,144,501

Portfolio Abbreviations

AGM — Assured Guaranty Municipal Corp.

ARB — Airport Revenue Bonds

COP — Certificates of Participation

EDA — Economic Development Authority

GO — General Obligation Bonds

HFA — Housing Finance Agency

ISD — Independent School District

LRB — Lease Revenue Bonds

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

RB — Revenue Bonds

SAN — State Aid Notes

7

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Taxable Municipal Bond Trust (BBN)

Fair Value Hierarchy as of Period End

•	Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi annual report.

As of April 30, 2018, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$2,030,015,822	$—	$2,030,015,822

Short-Term Securities	2,175,151	—	—	2,175,151

	$2,175,151	$2,030,015,822	$—	$2,032,190,973

Assets:
Derivative Financial Instruments(b)
Interest rate contracts	$1,144,501	$—	$—	$1,144,501

(a)	See above Schedule of Investments for values in each state or political sub-division.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements payable of $749,219,522 is categorized as Level 2 within the disclosure hierarchy.

During the period ended April 30, 2018, there were no transfers between levels.

8

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

               Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Taxable Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Taxable Municipal Bond Trust

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Taxable Municipal Bond Trust

Date: June 18, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Taxable Municipal Bond Trust

Date: June 18, 2018